MINING MACHINES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mining Machines [Abstract]
Beginning balance		$ 138,636	$ 102,617
Ending balance		154,860	138,636	$ 102,617
Cost [Member]
Mining Machines [Abstract]
Beginning balance		196,886	130,538	68,527
Additions		56,207	66,742	65,446
Disposals		(164)	(409)	(3,435)
Ending balance		252,929	196,886	130,538
Accumulated Depreciation [Member]
Mining Machines [Abstract]
Beginning balance		(58,250)	(27,921)	(14,158)
Charge for the year		(39,899)	(30,438)	(14,434)
Disposals		80	109	671
Ending balance		(98,069)	(58,250)	(27,921)
Impairment [Member]
Mining Machines [Abstract]
Beginning balance			0	(2,211)
Additions				2,211
Ending balance				0
Mining Asset [member]
Mining Machines [Abstract]
Beginning balance		27,703	46,469
Ending balance		63,477	27,703	46,469
Mining Asset [member] | Cost [Member]
Mining Machines [Abstract]
Beginning balance		122,203	123,136	129,246
Additions		63,041	12,016	31,645
Disposals		(16,731)	(12,949)	(37,998)
Exchange adjustments				243
Ending balance		168,513	122,203	123,136
Mining Asset [member] | Accumulated Depreciation [Member]
Mining Machines [Abstract]
Beginning balance		(94,399)	(76,561)	(64,446)
Charge for the year		(25,663)	(29,281)	(43,857)
Disposals		15,127	11,443	32,005
Exchange adjustments				(263)
Ending balance		(104,935)	(94,399)	(76,561)
Mining Asset [member] | Impairment [Member]
Mining Machines [Abstract]
Beginning balance		(101)	(106)	0
Additions	[1]			(106)
Disposals		0	5
Ending balance		$ (101)	$ (101)	$ (106)

[1]	Included in the cost of revenue